Statements of comprehensive income - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Consolidated statement of comprehensive income
Net profit	$ 5,699	$ 5,463	$ 2,292
Gains/(losses) recognised in equity on:
Debt securities measured at fair value through other comprehensive income (FVOCI)	(318)	578	357
Cash flow hedging instruments	1,304	296	(95)
Transferred to income statements:
Debt securities measured at FVOCI	(254)	(195)	(79)
Cash flow hedging instruments	(434)	39	218
Foreign currency translation reserve			55
Loss allowance on debt securities measured at FVOCI	(2)	2	2
Exchange differences on translation of foreign operations (net of associated hedges)	(264)	51	(168)
Income tax on items taken to or transferred from equity:
Debt instruments measured at FVOCI	166	(119)	(81)
Cash flow hedging instruments	(253)	(97)	(36)
Items that will not be reclassified subsequently to profit or loss
Gains/(losses) on equity securities measured at FVOCI (net of tax)	92	48	(21)
Own credit adjustment on financial liabilities designated at fair value (net of tax)	80	(10)	(39)
Remeasurement of defined benefit obligation recognised in equity (net of tax)	446	119	(115)
Net other comprehensive income/(expense) (net of tax)	563	712	(2)
Total comprehensive income/(expense)	6,262	6,175	2,290
Attributable to:
Owners of WBC	6,257	6,171	2,291
NCI	5	4	(1)
Total comprehensive income/(expense)	6,262	6,175	$ 2,290
Parent Entity
Consolidated statement of comprehensive income
Net profit	12,178	4,613
Gains/(losses) recognised in equity on:
Debt securities measured at fair value through other comprehensive income (FVOCI)	(47)	729
Cash flow hedging instruments	881	177
Transferred to income statements:
Debt securities measured at FVOCI	(254)	(195)
Cash flow hedging instruments	(445)	(13)
Loss allowance on debt securities measured at FVOCI	(2)	2
Exchange differences on translation of foreign operations (net of associated hedges)	27	(1)
Income tax on items taken to or transferred from equity:
Debt instruments measured at FVOCI	90	(162)
Cash flow hedging instruments	(131)	(49)
Items that will not be reclassified subsequently to profit or loss
Gains/(losses) on equity securities measured at FVOCI (net of tax)	7	(2)
Own credit adjustment on financial liabilities designated at fair value (net of tax)	80	(10)
Remeasurement of defined benefit obligation recognised in equity (net of tax)	440	108
Net other comprehensive income/(expense) (net of tax)	646	584
Total comprehensive income/(expense)	12,824	5,197
Attributable to:
Owners of WBC	12,824	5,197
Total comprehensive income/(expense)	$ 12,824	$ 5,197